Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jul. 15, 2025
C000258071 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,220	$ 11,012	$ 10,972	$ 10,949	$ 10,685	$ 10,342	$ 10,146	$ 10,000
Solactive GBS United States 1000 Index ($11,727) [Member]
Account Value [Line Items]
Accumulated Value	$ 11,452	$ 11,089	$ 10,974	$ 10,959	$ 10,741	$ 10,382	$ 10,099	$ 10,000